Consolitdated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash		$ 3,993,086	$ 2,205,236
Restricted cash		457,023	88,327
Short-term investment			2,105,246
Notes receivable		653,875	214,890
Accounts receivable, net		5,774,817	7,075,065
Accounts receivable – a related party		172,974	475,781
Inventories		9,700,738	7,602,238
Advance to suppliers, net		180,923	131,287
Advance to suppliers – related parties		813,647	803,791
Prepayments and other current assets		2,041,800	826,715
Total Current Assets		23,788,883	21,528,576
Property and equipment, net		1,053,060	1,228,703
Intangible assets, net		103,445	45,397
Deferred tax assets		1,006,205	955,004
Right-of-use assets		337,096	657,207
Long-term restricted cash		232,283
Prepayments and other non-current assets		84,241	86,754
Total Assets		26,605,213	24,501,641
Current Liabilities:
Current maturity of long-term bank loans		239,360	551,000
Short-term bank loan		422,400	435,000
Accounts payable		3,779,247	3,999,312
Notes payable		734,131
Advance from customers		5,325,566	2,879,042
Accrued expenses and other liabilities		1,321,479	1,554,779
Taxes payable		22,539	479,933
Due to related parties		2,700,153	2,680,580
Operating lease liability, current		274,209	284,479
Total Current Liabilities		14,819,084	12,864,125
Long-term bank loans		1,182,720	1,029,500
Operating lease liability, non-current		70,863	381,054
Total Liabilities		16,072,667	14,274,679
COMMITMENTS AND CONTINGENCIES
Total Equity:
Ordinary shares, $0.001 par value, 100,000,000 shares authorized, 10,000,000 shares issued and outstanding at December 31, 2023 and 2022, respectively*	[1]	10,000	10,000
Additional paid-in capital		167,705	167,705
Statutory reserves		1,360,464	1,360,464
Retained earnings		9,662,121	9,052,271
Accumulated comprehensive loss		(595,638)	(294,476)
Total Shareholders’ Equity		10,604,652	10,295,964
Non-controlling interest		(72,106)	(69,002)
Total Equity		10,532,546	10,226,962
Total Liabilities and Equity		$ 26,605,213	$ 24,501,641

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.